CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	[2]	Dec. 31, 2021		Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ (9)	[1]	$ 801	[3]	$ (316)	[3]
Items that may be reclassified to profit or loss
Foreign currency translation	(480)		(200)		(623)
Reclassification of accumulated foreign currency translation reserve to profit or loss upon disposal of foreign operation	558	[1]	0		96
Other	0		(3)		(15)
Items that will not to be reclassified to profit or loss
Other	27		0		1
Other comprehensive income / (loss) for the period, net of tax	105		(203)		(541)
Total comprehensive income / (loss)	96	[1]	598		(857)
Attributable to:
The owners of the parent	(14)		513		(800)
Non-controlling interests	110		85		(57)
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	234		(5)		189
Discontinued operations	$ (138)		$ 603		$ (1,046)

[1]	**Refer to Note 24 for further details with respect to the restatement.
[2]	*Refer to Note 24 for further details with respect to the restatement.
[3]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).